Interest-bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-bearing Deposits
Note 8:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $102,166,644 at December 31, 2011 and $100,134,939 at December 31, 2010.

The following table represents deposit interest expense by deposit type:

	December 31,
	2011	2010

Savings, NOW and Money Market	$425,505	$579,178
Certificates of deposit	2,437,263	3,362,983

Total deposit interest expense	$2,862,768	$3,942,161

At December 31, 2011, the scheduled maturities of time deposits are as follows:

2012	$77,668,683
2013	25,547,477
2014	7,744,710
2015	13,958,544
2016	6,397,356

$131,316,770